SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED COSTS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade accounts payable	$ 577,106	$ 261,493
GST payable	29,392	51,400
Accounts payable and accrued liabilities	$ 606,498	$ 312,893